Acquisition Activity	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisition Activity
ACQUISITION ACTIVITY
2015 Acquisitions
Acquisition of Florida Bank Group, Inc.
On February 28, 2015, the Company acquired Florida Bank Group, Inc. ("Florida Bank Group"), the holding company of Florida Bank, a Tampa, Florida-based commercial bank servicing Tampa, Tallahassee and Jacksonville, Florida. Under the terms of the agreement, Florida Bank Group shareholders received a combination of cash and shares of the Company’s common stock. Florida Bank Group shareholders received cash equal to $7.81 per share of then outstanding Florida Bank Group common stock, including shares of preferred stock that converted to common shares in the acquisition. Each Florida Bank Group common share was exchanged for 0.149 of a share of the Company’s common stock, as well as a cash payment for any fractional share. All unexercised Florida Bank Group stock options at the closing date were settled for cash at fair value based on the closing price.
The Company acquired all of the outstanding common stock of the former Florida Bank Group shareholders for total consideration of $90.5 million, which resulted in goodwill of $15.7 million, as shown in the table below. With this acquisition, IBERIABANK entered the Tampa, Tallahassee and Jacksonville areas of Florida through the addition of 12 bank offices and an experienced in-market team that enhances IBERIABANK's ability to compete in those markets. The Company projects cost savings will be recognized in future periods through the elimination of redundant operations. The following summarizes consideration paid and a preliminary allocation of purchase price to net assets acquired.

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	752,493	$47,497
Total equity consideration		47,497
Non-Equity consideration
Cash		42,988
Total consideration paid		90,485
Fair value of net assets assumed including identifiable intangible assets		74,781
Goodwill		$15,704

Acquisition of Old Florida Bancshares, Inc.
On March 31, 2015, the Company acquired Old Florida Bancshares, Inc. (“Old Florida”), the holding company of Old Florida Bank and New Traditions Bank, which were Orlando, Florida-based commercial banks. Under the terms of the agreement, for each share of Old Florida common stock outstanding, Old Florida shareholders received 0.34 of a share of the Company’s common stock, as well as a cash payment for any fractional share.
The Company acquired all of the outstanding common stock of the former Old Florida shareholders for total consideration of $253.2 million, which resulted in goodwill of $99.6 million, as shown in the table below. With this acquisition, IBERIABANK entered into the Orlando, Florida MSA through the addition of 14 bank offices and an experienced in-market team. The Company projects cost savings will be recognized in future periods through the elimination of redundant operations. The following summarizes consideration paid and a preliminary allocation of purchase price to net assets acquired.

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	3,839,554	$242,007
Total equity consideration		242,007
Non-Equity consideration
Cash		11,145
Total consideration paid		253,152
Fair value of net assets assumed including identifiable intangible assets		153,514
Goodwill		$99,638

Acquisition of Georgia Commerce Bancshares, Inc.
On May 31, 2015, the Company acquired Georgia Commerce Bancshares, Inc. (“Georgia Commerce”), the holding company of Georgia Commerce Bank. Under the terms of the agreement, Georgia Commerce shareholders received 0.6134 of a share of the Company's common stock for each of the Georgia Commerce common stock shares outstanding, as well as a cash payment for any fractional share. All unexercised Georgia Commerce stock options on the closing date were settled for cash at fair value based on the closing price.
The Company acquired all of the outstanding common stock of the former Georgia Commerce shareholders for total consideration of $190.3 million, which resulted in goodwill of $87.3 million, as shown in the table below. With this acquisition, IBERIABANK entered into the Atlanta, Georgia MSA through the addition of nine bank offices and an experienced in-market team. The Company projects cost savings will be recognized in future periods through elimination of redundant operations. The following summarizes consideration paid and a preliminary allocation of purchase price to net assets acquired.

(Dollars in thousands)	Number of Shares	Amount
Equity consideration
Common stock issued	2,882,357	$185,249
Total equity consideration		185,249
Non-Equity consideration
Cash		5,015
Total consideration paid		190,264
Fair value of net assets assumed including identifiable intangible assets		102,945
Goodwill		$87,319

The Company accounted for the aforementioned business combinations under the acquisition method in accordance with ASC Topic 805, Business Combinations. Accordingly, for each transaction the purchase price is allocated to the fair value of the assets acquired and liabilities assumed as of the date of acquisition. The following purchase price allocations on these acquisitions are preliminary and will be finalized upon the receipt of final valuations on certain assets and liabilities. In conjunction with the adoption of ASU 2015-16 as of September 30, 2015, upon receipt of final fair value estimates during the measurement period, which must be within one year of the acquisition dates, the Company will record any adjustments to the preliminary fair value estimates in the reporting period in which the adjustments are determined. Information regarding the Company's loan discounts and related deferred tax assets, core deposit intangible assets and related deferred tax liabilities, as well as income taxes payable and the related deferred tax balances, among other assets and liabilities recorded in the acquisitions, may be adjusted as the Company refines its estimates. Determining the fair value of assets and liabilities, particularly illiquid assets and liabilities, is a complicated process involving significant judgment. Fair value adjustments based on updated estimates could materially affect the goodwill recorded on the acquisitions. The Company may incur losses on the acquired loans that are materially different from losses the Company originally projected and included in the fair value estimates of loans.
The acquired assets and liabilities, as well as the preliminary adjustments to record those assets and liabilities at their estimated fair values, are presented in the following tables.

Florida Bank Group	As Acquired	Preliminary Fair Value Adjustments		As recorded by the Company
(Dollars in thousands)
Assets
Cash and cash equivalents	$72,982	$—		$72,982
Investment securities	107,236	136	(1)	107,372
Loans	312,902	(5,371)	(2)	307,531
Other real estate owned	498	(75)	(3)	423
Core deposit intangible	—	4,489	(4)	4,489
Deferred tax asset, net	19,889	8,569	(5)	28,458
Other assets	29,817	(8,949)	(6)	20,868
Total Assets	$543,324	$(1,201)		$542,123
Liabilities
Interest-bearing deposits	$282,417	$263	(7)	$282,680
Non-interest-bearing deposits	109,548	—		109,548
Borrowings	60,000	8,598	(8)	68,598
Other liabilities	1,898	4,618	(9)	6,516
Total Liabilities	$453,863	$13,479		$467,342
Explanation of certain fair value adjustments:

(1)	The amount represents the adjustment of the book value of Florida Bank Group’s investments to their estimated fair values on the date of acquisition.

(2)
The amount represents the adjustment of the book value of Florida Bank Group's loans to their estimated fair values based on current interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.

(3)	The adjustment represents the adjustment of Florida Bank Group's OREO to its estimated fair value less costs to sell on the date of acquisition.

(4)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.

(5)	The amount represents the net deferred tax asset recognized on the fair value adjustments of Florida Bank Group acquired assets and assumed liabilities.

(6)
The amount represents the adjustment of the book value of Florida Bank Group’s property, equipment, and other assets to their estimated fair values at the acquisition date based on their appraised value.

(7)	The amount represents the adjustment of the book value of Florida Bank Group's time deposits to their estimated fair values at the date of acquisition.

(8)
The amount represents the adjustment of the book value of Florida Bank Group’s borrowings to their estimated fair value based on current interest rates and the credit characteristics inherent in the liability.

(9)	The amount is necessary to record Florida Bank Group's rent liability at fair value.

Old Florida	As Acquired	Preliminary Fair Value Adjustments		As recorded by the Company
(Dollars in thousands)
Assets
Cash and cash equivalents	$360,688	$—		$360,688
Investment securities	67,209	—		67,209
Loans held for sale	5,952	—		5,952
Loans	1,073,773	(10,822)	(1)	1,062,951
Other real estate owned	4,515	1,449	(2)	5,964
Core deposit intangible	—	6,821	(3)	6,821
Deferred tax asset, net	10,629	4,388	(4)	15,017
Other assets	30,549	(7,238)	(5)	23,311
Total Assets	$1,553,315	$(5,402)		$1,547,913
Liabilities
Interest-bearing deposits	$1,048,765	$123	(6)	$1,048,888
Non-interest-bearing deposits	340,869	—		340,869
Borrowings	1,528	—		1,528
Other liabilities	3,038	76	(7)	3,114
Total Liabilities	$1,394,200	$199		$1,394,399
Explanation of certain fair value adjustments:

(1)
The amount represents the adjustment of the book value of Old Florida's loans to their estimated fair values based on current interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.

(2)	The adjustment represents the adjustment of Old Florida's OREO to its estimated fair value less costs to sell on the date of acquisition.

(3)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.

(4)	The amount represents the net deferred tax asset recognized on the fair value adjustments of Old Florida acquired assets and assumed liabilities.

(5)	The amount represents the adjustment of the book value of Old Florida’s property, equipment, and other assets to their estimated fair values at the acquisition date based on their appraised value.

(6)	The amount represents the adjustment of the book value of Old Florida's time deposits to their estimated fair values on the date of acquisition.

(7)	The adjustment is necessary to record Old Florida's rent liability at fair value.

Georgia Commerce	As Acquired	Preliminary Fair Value Adjustments		As recorded by the Company
(Dollars in thousands)
Assets
Cash and cash equivalents	$51,059	$—		$51,059
Investment securities	135,710	(806)	(1)	134,904
Loans held for sale	1,249	—		1,249
Loans	807,726	(15,606)	(2)	792,120
Other real estate owned	9,795	(4,207)	(3)	5,588
Core deposit intangible	—	6,720	(4)	6,720
Deferred tax asset, net	5,031	5,451	(5)	10,482
Other assets	28,952	(657)	(6)	28,295
Total Assets	$1,039,522	$(9,105)		$1,030,417
Liabilities
Interest-bearing deposits	$658,133	$176	(7)	$658,309
Non-interest-bearing deposits	249,739	—		249,739
Borrowings	13,203	—		13,203
Other liabilities	6,221	—		6,221
Total Liabilities	$927,296	$176		$927,472

Explanation of certain fair value adjustments:

(1)	The amount represents the adjustment of the book value of Georgia Commerce’s investments to their estimated fair values on the date of acquisition.

(2)
The amount represents the adjustment of the book value of Georgia Commerce's loans to their estimated fair values based on current interest rates and expected cash flows, which includes estimates of expected credit losses inherent in the portfolio.

(3)	The adjustment represents the adjustment of Georgia Commerce's OREO to its estimated fair value less costs to sell on the date of acquisition.

(4)	The amount represents the fair value of the core deposit intangible asset created in the acquisition.

(5)	The amount represents the net deferred tax asset recognized on the fair value adjustments of Georgia Commerce acquired assets and assumed liabilities.

(6)	The amount represents the adjustment of the book value of Georgia Commerce’s property, equipment, and other assets to their estimated fair value at the acquisition date based on their appraised value.

(7)	The amount represents the adjustment of the book value of Georgia Commerce's time deposits to their estimated fair values at the date of acquisition.
Supplemental unaudited pro forma information
The following unaudited pro forma information for the years ended December 31, 2014 and 2013 reflect the Company’s estimated consolidated results of operations as if the acquisitions of Florida Bank Group, Old Florida, and Georgia Commerce occurred at January 1, 2014, unadjusted for potential cost savings and preliminary purchase price adjustments.

(Dollars in thousands, except per share data)	2014	2013
Interest and non-interest income	$803,722	$699,308
Net income	172,554	69,625
Earnings per share - basic	4.39	1.88
Earnings per share - diluted	4.38	1.88

The Company’s consolidated financial statements as of and for the year ended December 31, 2015 include the operating results of the acquired assets and assumed liabilities for the days subsequent to the respective acquisition dates. Due to the system conversions of the acquired entities throughout the current year and subsequent streamlining and integration of the operating activities into those of the Company, historical reporting for the former Florida Bank Group, Old Florida, and Georgia Commerce branches is impracticable and thus disclosure of the revenue from the assets acquired and income before income taxes is impracticable for the period subsequent to acquisition.
2014 Acquisitions
During 2014, the Company completed the acquisitions of Trust-One Memphis, Teche and First Private. The following table summarizes consideration paid, net assets acquired and goodwill recognized.

(Dollars in thousands)	Consideration Paid	Net Assets Acquired	Goodwill Recognized
Trust One Bank - Memphis Operations	$—	$(8,596)	$8,596
Teche Holding Company	156,740	76,311	80,429
First Private Holdings, Inc.	58,640	32,387	26,253

In addition, during 2014, the Company's subsidiary, LTC, acquired certain assets from The Title Company, LLC, a title office in Baton Rouge, Louisiana, and Louisiana Abstract and Title, LLC, a title office in Shreveport, Louisiana. These two acquisitions were immaterial and the assets recognized were primarily from goodwill and additional intangible assets.